Revenue and Customers - Receivables, Contract Assets, and Contract Liabilities with Customers (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Current contract assets	$ 4,143		$ 10,687		$ 21,292
Noncurrent contract assets	0		3,174		9,508
Total contract assets	4,143	$ 0	13,861	$ 15,429	30,800	$ 47,664
Current contract liabilities (deferred revenue)	(13,025)		(34,990)		(34,196)
Noncurrent contract liabilities (deferred revenue)	(4,466)		(24,896)		(30,859)
Total contract liabilities	$ (17,491)	$ (8,287)	$ (59,886)	$ (60,047)	$ (65,055)	$ (80,753)